MORTGAGE LOANS ON REAL ESTATE - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) loanAgreement	Dec. 31, 2022 USD ($) loanAgreement
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan-to-value ratio	75.00%
Commercial Mortgage Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Number commercial loans | loanAgreement	3	1
Real Estate | Commercial Mortgage Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Amortized cost of non-accrual mortgage loans	$ 12,000,000	$ 0
Interest income recognized on loans in non-accrual status	$ 2,000,000	$ 0